Restructuring and Other Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 290
Net pre-tax restructuring costs (reversals)	65
Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	187
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	78
Other Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	25
Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	242
Restructuring Reserve	109
Net pre-tax restructuring costs (reversals)	242
Utilization and foreign exchange	133
Expected Costs	354
Remaining Costs	112
Current Year Actions [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	149
Current Year Actions [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	67
Current Year Actions [Member] | Other Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	26
Current Year Actions [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	63
Net pre-tax restructuring costs (reversals)	166
Utilization and foreign exchange	103
Current Year Actions [Member] | Facility Exit, Lease Termination and Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	46
Net pre-tax restructuring costs (reversals)	76
Utilization and foreign exchange	30
Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	40
Restructuring Reserve	66	$ 206
Net pre-tax restructuring costs (reversals)	40	326
Utilization and foreign exchange	180
Expected Costs	408
Remaining Costs	42
Prior Year Actions [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	36
Prior Year Actions [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	4
Prior Year Actions [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	17
Restructuring Reserve	42	183
Utilization and foreign exchange	158
Prior Year Actions [Member] | Facility Exit, Lease Termination and Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	23
Restructuring Reserve	24	23
Utilization and foreign exchange	22
Otis [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	59
Otis [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	48
Expected Costs	57
Remaining Costs	9
Otis [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	14	35
Expected Costs	51
Remaining Costs	2
UTC Climate, Controls and Security [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	65
UTC Climate, Controls and Security [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	45
Expected Costs	87
Remaining Costs	42
UTC Climate, Controls and Security [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	24	83
Expected Costs	139
Remaining Costs	32
Pratt and Whitney [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	111
Pratt and Whitney [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	118
Expected Costs	118
Remaining Costs	0
Pratt and Whitney [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	(20)	82
Expected Costs	62
Remaining Costs	0
UTC Aerospace Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	49
UTC Aerospace Systems [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	31
Expected Costs	92
Remaining Costs	61
UTC Aerospace Systems [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	16	105
Expected Costs	129
Remaining Costs	8
Eliminations and other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	6
Eliminations and other [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	6	$ 21
Expected Costs	27
Remaining Costs	$ 0